Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024
Disclosure of operating segments [line items]
Sales		$ 503,218		$ 299,064		$ 973,629		$ 595,870
Cost of Sales		75,169		54,007		149,805		115,562
Depletion		75,002		58,865		151,695		122,541
Net earnings		292,270		122,317		546,254		286,358
Cash Flow From Operations		414,959		234,393		775,752		453,773
Total assets		7,982,385		7,247,082		7,982,385		7,247,082		$ 7,424,457
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(11,022)		(10,241)		(24,547)		(20,705)
Cash Flow From Operations		(10,498)		(8,962)		(29,875)		(24,920)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(1,427)		(1,299)		(2,868)		(2,741)
Cash Flow From Operations		(2,025)		(1,057)		(3,186)		(2,182)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings		9,736		5,122		17,256		12,317
Cash Flow From Operations		8,179		3,668		16,964		12,820
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(45,734)		(50,513)		(88,513)		(50,485)
Cash Flow From Operations		(949)		(75)		(3,182)		(191)
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		(60,777)		(63,875)		(125,875)		(71,409)
Cash Flow From Operations		(7,389)		(7,040)		(41,463)		(27,590)
Total assets		1,312,678		759,530		1,312,678		759,530
Share based compensation material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(9,962)		(6,241)		(22,143)		(7,522)
Cash Flow From Operations		0		0		(17,209)		(11,129)
Donations and community investments material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings		(2,368)		(703)		(5,060)		(2,273)
Cash Flow From Operations		(2,096)		(614)		(4,975)		(1,988)
Gold interests [member]
Disclosure of operating segments [line items]
Sales		328,354		182,150		648,049		372,839
Cost of Sales		47,526		34,066		97,901		74,427
Depletion		41,803		33,857		87,992		71,005
Net earnings		239,025		114,227		462,156		227,407
Cash Flow From Operations		281,837		147,746		552,007		298,411
Total assets		4,510,395		4,213,083		4,510,395		4,213,083
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales		252,997		129,466		493,802		247,317
Cost of Sales		32,734		23,337		68,676		47,472
Depletion		30,720		20,783		62,412		43,103
Net earnings		189,543		85,346		362,714		156,742
Cash Flow From Operations		220,263		105,795		425,126		199,845
Total assets		2,677,073		2,638,316		2,677,073		2,638,316
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	[1]	9,597		13,383		25,714		21,844
Cost of Sales	[1]	1,140		2,272		3,393		3,923
Depletion	[1]	3,778		7,530		11,244		12,258
Net earnings	[1]	4,679		3,581		11,077		5,663
Cash Flow From Operations	[1]	8,457		11,106		22,307		17,920
Total assets	[1]	230,307		250,227		230,307		250,227
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		22,629		15,640		50,752		57,363
Cost of Sales		2,899		2,791		7,054		11,251
Depletion		2,203		2,143		5,363		8,496
Net earnings		17,527		10,706		38,335		37,616
Cash Flow From Operations		19,730		12,849		43,698		46,112
Total assets		58,963		71,769		58,963		71,769
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales		14,555	[2]	1,450	[3]	17,860	[2]	2,773	[3]
Cost of Sales		5,303	[2]	256	[3]	6,651	[2]	494	[3]
Depletion		2,422	[2]	324	[3]	2,877	[2]	661	[3]
Net earnings		6,830	[2]	870	[3]	8,332	[2]	1,618	[3]
Cash Flow From Operations		10,261	[2]	1,195	[3]	13,082	[2]	2,279	[3]
Total assets		1,206,207	[2]	903,067	[3]	1,206,207	[2]	903,067	[3]
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales		23,982		16,021		49,733		32,469
Cost of Sales		4,632		4,320		10,341		9,322
Depletion		2,097		1,971		4,694		4,180
Net earnings		17,253		9,730		34,698		18,967
Cash Flow From Operations		19,350		11,701		39,392		23,147
Total assets		131,787		140,542		131,787		140,542
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		4,594		6,190		10,188		11,073
Cost of Sales		818		1,090		1,786		1,965
Depletion		583		1,106		1,402		2,307
Net earnings		3,193		3,994		7,000		6,801
Cash Flow From Operations		3,776		5,100		8,402		9,108
Total assets		206,058		209,162		206,058		209,162
Silver interests [member]
Disclosure of operating segments [line items]
Sales		165,739		111,291		310,677		207,949
Cost of Sales		25,934		18,914		49,122		38,326
Depletion		28,854		22,035		55,874		42,496
Net earnings		110,951		70,342		205,681		127,127
Cash Flow From Operations		135,490		88,149		254,276		166,600
Total assets		1,577,424		1,565,048		1,577,424		1,565,048
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales		21,138		12,122		44,514		29,358
Cost of Sales		3,911		2,614		8,481		7,116
Depletion		3,814		2,574		8,269		7,108
Net earnings		13,413		6,934		27,764		15,134
Cash Flow From Operations		17,227		9,508		36,034		22,242
Total assets		157,109		172,475		157,109		172,475
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales		71,467		42,599		134,738		86,249
Cost of Sales		9,632		6,667		18,641		14,942
Depletion		10,261		7,197		19,857		14,671
Net earnings		51,574		28,735		96,240		56,636
Cash Flow From Operations		61,835		35,932		116,097		71,307
Total assets		224,608		261,561		224,608		261,561
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales		36,303		26,365		64,614		44,453
Cost of Sales		7,355		5,270		13,018		8,835
Depletion		9,077		7,758		16,556		13,134
Net earnings		19,871		13,337		35,040		22,484
Cash Flow From Operations		28,948		21,095		51,596		35,618
Total assets		474,215		506,396		474,215		506,396
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales		36,831	[4]	30,205	[5]	66,811	[4]	47,889	[5]
Cost of Sales		5,036	[4]	4,363	[5]	8,982	[4]	7,433	[5]
Depletion		5,702	[4]	4,506	[5]	11,192	[4]	7,583	[5]
Net earnings		26,093	[4]	21,336	[5]	46,637	[4]	32,873	[5]
Cash Flow From Operations		27,480	[4]	21,614	[5]	50,549	[4]	37,433	[5]
Total assets		721,492	[4]	624,616	[5]	721,492	[4]	624,616	[5]
Palladium interest [member]
Disclosure of operating segments [line items]
Sales		2,564		4,210		4,936		8,887
Cost of Sales		450		753		873		1,622
Depletion		1,105		1,846		2,160		3,971
Net earnings		1,009		1,611		1,903		3,294
Cash Flow From Operations		2,114		3,457		4,063		7,265
Total assets		289,833		295,511		289,833		295,511
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales		2,564		4,210		4,936		8,887
Cost of Sales		450		753		873		1,622
Depletion		1,105		1,846		2,160		3,971
Net earnings		1,009		1,611		1,903		3,294
Cash Flow From Operations		2,114		3,457		4,063		7,265
Total assets		211,019		216,696		211,019		216,696
Palladium interest [member] | Platreef [Member]
Disclosure of operating segments [line items]
Sales		0		0		0		0
Cost of Sales		0		0		0		0
Depletion		0		0		0		0
Net earnings		0		0		0		0
Cash Flow From Operations		0		0		0		0
Total assets		78,814		78,815		78,814		78,815
Platinum Interests [member]
Disclosure of operating segments [line items]
Sales		0		0		0		0
Cost of Sales		0		0		0		0
Depletion		0		0		0		0
Net earnings		0		0		0		0
Cash Flow From Operations		0		0		0		0
Total assets		67,035		67,036		67,035		67,036
Platinum Interests [member] | Marathon [Member]
Disclosure of operating segments [line items]
Sales		0		0		0		0
Cost of Sales		0		0		0		0
Depletion		0		0		0		0
Net earnings		0		0		0		0
Cash Flow From Operations		0		0		0		0
Total assets		9,451		9,451		9,451		9,451
Platinum Interests [member] | Platreef [Member]
Disclosure of operating segments [line items]
Sales		0		0		0		0
Cost of Sales		0		0		0		0
Depletion		0		0		0		0
Net earnings		0		0		0		0
Cash Flow From Operations		0		0		0		0
Total assets		57,584		57,585		57,584		57,585
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Sales		6,561		1,413		9,967		6,195
Cost of Sales		1,259		274		1,909		1,187
Depletion		3,240		1,127		5,669		5,069
Net earnings		2,062		12		2,389		(61)
Cash Flow From Operations		2,907		2,081		6,869		9,087
Total assets		225,020		346,874		225,020		346,874
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales		503,218		299,064		973,629		595,870
Cost of Sales		75,169		54,007		149,805		115,562
Depletion		75,002		58,865		151,695		122,541
Net earnings		353,047		186,192		672,129		357,767
Cash Flow From Operations		422,348		241,433		817,215		481,363
Total assets		$ 6,669,707		$ 6,487,552		$ 6,669,707		$ 6,487,552

[1]	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
[2]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the operating Marmato and Blackwater gold interests as well as the non-operating Copper World, Santo Domingo, Fenix, El Domo, Marathon, Goose, Cangrejos, Platreef, Curraghinalt, Kudz Ze Kayah, Koné and Kurmuk gold interests.
[3]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating Marmato gold interest as well as the non-operating Minto, Copper World, Santo Domingo, Fenix, Blackwater, El Domo, Marathon, Goose, Cangrejos, Platreef, Curraghinalt and Kudz Ze Kayah gold interests.
[4]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato, Cozamin and Blackwater silver interests as well as the non-operating Stratoni, Aljustrel, Pascua-Lama, Copper World, Navidad, El Domo, Mineral Park and Kudz Ze Kayah silver interests.
[5]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the operating Los Filos, Zinkgruvan, Neves-Corvo, Marmato and Cozamin silver interests as well as the non-operating Stratoni, Aljustrel, Minto, Pascua-Lama, Copper World, Navidad, Blackwater, El Domo, Mineral Park and Kudz Ze Kayah silver interests.